Note 20 - Other Charges (Tables)	12 Months Ended
Jan. 31, 2021
Notes Tables
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Acquisition-related costs	1,981	3,457	3,187
Contingent consideration adjustments	(1,946)	340	591
Restructuring plans	2,300	-	20
	2,335	3,797	3,798

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
	Workforce Reduction	Office Closures	Total
Balance at January 31, 2020	-	-	-
Accruals and adjustments	1,717	583	2,300
Cash draw downs	(1,657)	(583)	(2,240)
Foreign exchange	10	-	10
Balance at January 31, 2021	70	-	70